Share-Based Compensation (Summary Of Plan Activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stock Option [Member] | 2011 Equity Incentive Plan [Member]
Restricted Stock Unit Activity [Roll Forward]
Number of units outstanding, beginning balance (in shares)	2,550,835	2,433,888	2,464,434
Granted, (in shares)		247,475	431,726
Forfeited, (in shares)	(141,130)	(130,528)	(462,272)
Expired (in shares)	(383,811)
Number of units outstanding, ending balance (in shares)	2,025,894	2,550,835	2,433,888
Number of units exercisable, ending balance (in shares)	1,332,741
Weighted-average strike price
Outstanding, Weighted-average base value, beginning balance (in dollars per share)	$ 17.62	$ 18.57	$ 19.58
Granted, Weighted-average base value (in dollars per share)		8.58	14.31
Forfeitures, Weighted-average fair value, (in dollars per share)	16.54	18.14	19.97
Expired, Weighted-average fair value (in dollars per share)	20.01
Outstanding, Weighted-average base value, ending balance (in dollars per share)	21.03	17.62	18.57
Exercisable, Weighted-average base value (in dollars per share)	19.32
Weighted-average grant-date fair value
Outstanding at beginning of period, Weighted-average grant date fair value, (in dollars per share)	4.94	5.26	5.47
Annual grant, Weighted-average grant date fair value, (in dollars per share)		1.98	4.19
Expired, Weighted-average grant date fair value, (in dollars per share)	5.41
Forfeitures, Weighted-average fair value (in dollars per share)	5.02	5.27	5.41
Outstanding at end of period, Weighted-average grant date fair value, (in dollars per share)	5.87	$ 4.94	$ 5.26
Exercisable, Weighted-average grant date fair value, (in dollars per share)	$ 5.34
Restricted Share Units [Member] | 2011 Equity Incentive Plan [Member]
Restricted Stock Unit Activity [Roll Forward]
Number of units outstanding, beginning balance (in shares)	862,855	942,068	1,224,761
Granted, (in shares)	923,213	317,351	213,600
Vested, (in shares)	(222,781)	(274,314)	(338,014)
Forfeited, (in shares)	(233,005)	(47,947)	(158,279)
Number of units outstanding, ending balance (in shares)	1,230,210	862,855	942,068
Number of units exercisable, ending balance (in shares)	0
Weighted-average strike price
Outstanding, Weighted-average base value, beginning balance (in dollars per share)	$ 14.38	$ 18.36	$ 20.02
Granted, Weighted-average base value (in dollars per share)	6.33	8.58	14.31
Vested, Weighted-average fair value (in dollars per share)	21.20	21.20	21.20
Forfeitures, Weighted-average fair value, (in dollars per share)	9.88	15.11	19.70
Outstanding, Weighted-average base value, ending balance (in dollars per share)	7.96	$ 14.38	$ 18.36
Exercisable, Weighted-average base value (in dollars per share)	$ 0.00
Restricted Share Units [Member] | 2012 Equity Incentive Plan [Member]
Restricted Stock Unit Activity [Roll Forward]
Vested, (in shares)	(31,772)	(74,303)
Weighted-average strike price
Vested, Weighted-average fair value (in dollars per share)	$ 14.35	$ 14.35
Restricted Share Units [Member] | 2013 Equity Incentive Plan [Member]
Restricted Stock Unit Activity [Roll Forward]
Vested, (in shares)	(68,300)
Weighted-average strike price
Vested, Weighted-average fair value (in dollars per share)	$ 14.31